CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME - USD ($) $ in Thousands	12 Months Ended
	Sep. 30, 2015	Sep. 30, 2014	Sep. 30, 2013
Net income (loss)	$ (115,010)	$ (150,343)	$ (115,238)
Other comprehensive income (loss):
Foreign currency translation adjustment	(89,844)	(27,639)	11,244
Pension Adjustments	(3,041)	(3,189)	2,599
Unrealized gains (losses) on marketable securities	(45)	0	0
Total other comprehensive (loss) income, net	(92,930)	(30,828)	13,843
Comprehensive income (loss)	$ (207,940)	$ (181,171)	$ (101,395)